SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash balances by geographic area (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Country:
Percentage of concentrations of credit risk	100.00%	100.00%
Total cash	$ 35,923,605	$ 2,508
China
Country:
Percentage of concentrations of credit risk	78.30%	76.40%
Total cash	$ 28,123,605	$ 1,917
Hong Kong
Country:
Percentage of concentrations of credit risk	21.70%	23.60%
Total cash	$ 7,800,000	$ 591